SHORT-TERM BORROWINGS (Details Textual)			1 Months Ended						12 Months Ended
	Mar. 07, 2015 USD ($)	Mar. 07, 2015 CNY (¥)	Dec. 18, 2015 USD ($)	Dec. 18, 2015 CNY (¥)	Mar. 27, 2015 USD ($)	Mar. 03, 2015 USD ($)	Jan. 28, 2015 USD ($)	Jan. 28, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 24, 2016 USD ($)	Oct. 24, 2016 CNY (¥)	Dec. 18, 2015 CNY (¥)	Dec. 02, 2015 USD ($)	Dec. 02, 2015 CNY (¥)	Mar. 27, 2015 CNY (¥)	Mar. 03, 2015 CNY (¥)
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period									7.20%	7.20%	7.50%
Short-term borrowings									$ 0	$ 1,541,000
Interest Expense, Short-term Borrowings									128,537	196,220	$ 176,231
Notes Payable, Related Parties, Current									0	2,175,892
Chen Ping [Member]
Line of Credit Facility [Line Items]
Repayments of Short-term Debt			$ 1,603,590	¥ 10,000,000
Notes Payable, Related Parties, Current					$ 660,679												¥ 4,120,000
Notes Payable, Related Parties												$ 718,638	¥ 4,775,000		$ 3,207,180	¥ 20,000,000
Debt Instrument, Interest Rate, Effective Percentage					6.96%												6.96%
Debt Instrument, Maturity Date					Mar. 27, 2016
Nanjing Bank Company Limited [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit									0	$ 1,541,000
Line of Credit Facility, Interest Rate During Period			7.20%	7.20%		7.811%
Short-term borrowings			$ 1,603,590			$ 2,405,385			$ 1,541,000					¥ 10,000,000				¥ 15,000,000
Line of Credit Facility, Expiration Date			Dec. 18, 2016	Dec. 18, 2016		Mar. 03, 2016
Repayments of Short-term Debt	$ 801,795	¥ 5,000,000					$ 1,603,590	¥ 10,000,000